Lease liabilities	12 Months Ended
Dec. 31, 2024
Lease liabilities [abstract]
Lease liabilities
21. LEASE LIABILITIES

	2024		2023		2022
	Non-current	Current	Non-current	Current	Non-current	Current
Lease liabilities	406	370	325	341	272	294
These liabilities are discounted at the following rates:

Lease term	2024	Effective average monthly rate used	2023	Effective average monthly rate used	2022	Effective average monthly rate used
0 to 1 year	53	1.15%	87	1.55%	39	1.07%
1 to 2 years	248	0.89%	142	1.17%	198	1.54%
2 to 3 years	140	0.89%	210	1.02%	144	1.23%
3 to 4 years	149	0.82%	46	0.97%	81	1.28%
4 to 5 years	55	0.69%	118	0.90%	43	0.95%
5 to 9 years	112	0.66%	38	0.81%	45	0.79%
More than 9 years	19	0.73%	25	0.75%	16	0.82%

	776		666		566

Financial expenses accrued for the years ended December 31, 2024, 2023 and 2022, resulting from lease contracts, amount to 71, 77 and 75, respectively. From this accretion, 61, 64 and 61 were included in the “Other financial costs” line in financial costs of the “Net financial results” line item in the statement of comprehensive income and 10, 13 and 14 were capitalized in the “Property, plant and equipment” line item in the statement of financial position, for the years ended December 31, 2024, 2023 and 2022, respectively.
As of December 31, 2024, maturities of liabilities related to lease contracts are exposed on Note 4.
The evolution of the Group’s leases liabilities for the fiscal years ended December 31, 2024, 2023 and 2022 is as follows:

	2024	2023	2022
Balance at the beginning of the year	666	566	542
Increases of leases	444	404	306
Financial accretions	71	77	75
Decreases of leases	(5)	(23)	(15)
Payments	(400)	(359)	(341)
Net exchange and translation differences	-	-	(2)
Result from net monetary position (1)	-	1	1

Balance at the end of the year	776	666	566

(1)
Includes the adjustment for inflation of opening balances of lease liabilities of subsidiaries with the peso as functional currency which was charged to “Other comprehensive income” in the statement of comprehensive income and the adjustment for inflation of the fiscal year which was charged to net profit or loss in the statement of comprehensive income.

Total charges recorded in net income in the statement of comprehensive income for the fiscal year and total capitalizations for short-term leases, low-value
leases and variable lease payments related to the underlying asset use or performance, amounted to 187, 242 and 238 as of December 31, 2024, 2023 and 2022, respectively.